Segments and Financial Data by Solution and Geographic Area - Schedule of Revenue by Country (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 746.4	$ 670.8	$ 623.4
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	518.5	465.2	432.7
Canada [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	224.7	203.4	189.0
Other Country [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 3.2	$ 2.2	$ 1.7